Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Sidus Space, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on November 6, 2026 (the “Original Report”). This Amendment (i) expands the Affected Financial Statements (as defined below) to include the unaudited condensed consolidated financial statements included in the Company’s Quarterly Reports on Form 10-Q for the quarters ended September 30, 2024, March 31, 2025, June 30, 2025 and September 30, 2025, and (ii) clarifies that the Company intends to restate the Affected Financial Statements in a comprehensive amendment to its Annual Report on Form 10-K for the year ended December 31, 2025 and in its Quarterly Report on Form 10-Q for the quarter ended September 30, 2026, rather than by amending each of the periodic reports in which they were included, as described under “Restatement Process” in Item 4.02 below, and makes conforming changes. Except as described above, this Amendment does not amend, modify or update any other disclosure contained in the Original Report, and it does not reflect events occurring after the filing of the Original Report. For convenience, the Original Report is restated in its entirety, as amended hereby.
Document Period End Date	Nov. 02, 2026
Entity File Number	001-41154
Entity Registrant Name	SIDUS SPACE, INC.
Entity Central Index Key	0001879726
Entity Tax Identification Number	46-0628183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Imperial Blvd.
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Cape Canaveral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32920
City Area Code	(321)
Local Phone Number	613-5620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SIDU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false